Cash, Cash Equivalents and Restricted Cash - Schedule of Cash, Cash Equivalents and Restricted Cash (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Cash, Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	¥ 21,121,206		¥ 60,957,156
Restricted cash	16,828
Total Cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	¥ 21,138,034	$ 3,022,698	¥ 60,957,156	$ 8,351,095	¥ 79,287,805	¥ 96,904,630